Significant Accounting Policies (Details) - Schedule of net deferred tax assets - TINGO, INC. [Member] - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Significant Accounting Policies (Details) - Schedule of net deferred tax assets [Line Items]
Beginning of period			$ 3,409,254	$ 835,570		$ 4,045,677
Net Operating Loss	115,875,250	102,125,250
Valuation Allowance	(115,875,250)	(102,125,250)
Net Deferred Tax Assets